IMPAIRMENT OF NONFINANCIAL ASSETS (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure of Impairment of Assets [Abstract]
Disclosure of reconciliation of changes in goodwill

		Capitalized			ERP and	Other
(amounts in millions)	Goodwill	development	Customer		other	intangible
	(Note 26)	costs	relationships	Licenses	software	assets	Total
Net book value as at March 31, 2018	$625.5	$173.7	$154.5	$—	$64.9	$37.0	$1,055.6
Additions – internal development	—	69.4	—	—	17.2	—	86.6
Additions – business combinations (Note 3)	443.0	7.6	191.4	169.5	—	—	811.5
Additions – monetization of royalties (Note 4)	—	—	—	156.7	—	—	156.7
Amortization	—	(30.5)	(22.4)	(2.3)	(14.3)	(5.4)	(74.9)
Transfers and others	—	(10.0)	—	—	2.7	0.5	(6.8)
Foreign currency exchange differences	(0.8)	0.4	(0.7)	0.5	0.2	(0.4)	(0.8)
Net book value as at March 31, 2019	$1,067.7	$210.6	$322.8	$324.4	$70.7	$31.7	$2,027.9
Additions – internal development	—	86.2	—	—	12.0	—	98.2
Additions – acquired separately	—	—	—	1.8	—	0.6	2.4
Additions – business combinations (Note 3)	20.1	5.8	13.0	(7.0)	—	—	31.9
Amortization	—	(39.6)	(34.7)	(12.8)	(14.1)	(4.9)	(106.1)
Impairment	(37.5)	(3.2)	—	—	—	—	(40.7)
Transfers and others	—	(11.1)	2.9	(2.7)	4.1	—	(6.8)
Foreign currency exchange differences	35.0	0.8	8.0	5.0	0.3	0.6	49.7
Net book value as at March 31, 2020	$1,085.3	$249.5	$312.0	$308.7	$73.0	$28.0	$2,056.5

		Capitalized			ERP and	Other
		development	Customer		other	intangible
	Goodwill	costs	relationships	Licenses	software	assets	Total
Cost	$1,067.7	$375.0	$460.9	$326.7	$208.8	$104.1	$2,543.2
Accumulated amortization and impairment	—	(164.4)	(138.1)	(2.3)	(138.1)	(72.4)	(515.3)
Net book value as at March 31, 2019	$1,067.7	$210.6	$322.8	$324.4	$70.7	$31.7	$2,027.9
Cost	$1,122.8	$454.2	$486.1	$326.2	$213.3	$98.3	$2,700.9
Accumulated amortization and impairment	(37.5)	(204.7)	(174.1)	(17.5)	(140.3)	(70.3)	(644.4)
Net book value as at March 31, 2020	$1,085.3	$249.5	$312.0	$308.7	$73.0	$28.0	$2,056.5
The carrying amount of goodwill allocated to the Company's CGUs per operating segment is as follows:

Civil Aviation		Defence
Training Solutions		and Security	Healthcare	Total
Net book value as at March 31, 2018	$266.8	$217.5	$141.2	$625.5
Business combinations (Note 3)	375.1	67.9	—	443.0
Foreign currency exchange differences	(11.3)	5.4	5.1	(0.8)
Net book value as at March 31, 2019	$630.6	$290.8	$146.3	$1,067.7
Business combinations (Note 3)	19.2	—	0.9	20.1
Impairment	—	—	(37.5)	(37.5)
Foreign currency exchange differences	17.5	9.9	7.6	35.0
Net book value as at March 31, 2020	$667.3	$300.7	$117.3	$1,085.3